UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2021

Item #1. Reports to Stockholders.

INDEX	OTG Latin America Fund

SEMI-ANNUAL
REPORT

For the six months ended September 30, 2021 (unaudited)

OTG Latin America Fund

OTG Latin America Fund

OTG Latin America Fund

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling (800) 673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 673-0550.

Strategic Asset Management, Ltd (“SAM”) waived or reimbursed part of the Fund’s total expenses. Had SAM not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2021 and are subject to change at any time.

SEMI-ANNUAL REPORT

Holdings by Industry/Asset Class	% of Net Assets
Corporate Bonds	11.35%
Common Stocks:
Financial	21.18%
Consumer Staples	15.11%
Energy	11.13%
Materials	10.53%
Information Technology	3.93%
Consumer Discetionary	2.88%
Real Estate	2.31%
Health Care	1.75%
Industrial	1.63%
Consumer Cyclical	1.32%
Communication Services	1.21%
Technology	1.12%
Consumer Non Cyclical	0.98%
Utilities	0.61%
Money Market Funds	12.18%
Total Investments	99.22%

OTG Latin America Fund

Portfolio Compositionas of September 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of InvestmentsSeptember 30, 2021 (unaudited)

		Shares	Fair Value
11.35%	CORPORATE BONDS

3.20%	ARGENTINA
	Banco Hipotecario S.A., 9.750%, 10/14/2025	360,000	$369,108
	Provincia de Buenos Aires, 3.900%, 9/1/2037	114,390	51,366
	Republic of Argentina, 1.000%, 7/09/2029	8,425	3,243
	Republic of Argentina, Var%, 7/09/2030	242,500	89,143
			512,860

0.33%	COLOMBIA
	Banco GNB Sudameri, 7.500%, 7/30/2022	50,000	52,048

3.52%	MEXICO
	Credito Real S A B DE 8.00%, 1/21/2028	200,000	171,948
	Unifin Financiera SA DE 7.250%, 9/27/2023	200,000	201,214
	Unifin Financiera SA DE 7.375%, 2/12/2026	200,000	190,900
			564,062

4.30%	PERU
	PERU LNG S.R.L, 5.375%, 3/22/2030	300,000	242,442
	Volcan Cia Minera SAA, 4.375% 2/11/2026	200,000	194,978
	Volcan Cia Minera SAA, 5.375%, 2/2/2022	250,000	250,930
			688,350

11.35%	TOTAL CORPORATE BONDS		1,817,320
	(Cost: $2,029,815)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedSeptember 30, 2021 (unaudited)

		Shares	Fair Value
75.69%	COMMON STOCKS

2.11%	ARGENTINA
	Grupo Supervielle S.A. ADR	15,626	$35,158
	IRSA Inversiones y Representaciones S.A. ADR	38,575	157,772
	Mercadolibre Inc.*	70	117,558
	YPF Sociedad Anonima	6,000	27,960
			338,448

41.79%	BRAZIL
	Afya Ltd.	6,600	130,284
	Ambev S.A.	63,000	173,880
	Banco Bradesco S.A. ADR	207,486	794,671
	Banco Santander (Brasil) S.A.	15,000	97,718
	BRF S.A. ADR	129,000	647,580
	Cia Brasileira de Distribuicao ADR	60,900	286,839
	Gerdau S.A.	150,750	741,690
	Globant S.A.	480	134,885
	Hapvida Participacoes e Investimentos S.A.	35,000	87,336
	Itau Unibanco Holdings S.A. ADR	137,100	722,517
	JBS SA	18,000	122,221
	Petroleo Brasileiro S.A. ADR	158,650	1,640,441
	Sendas Distribuidora S/A	23,900	416,577
	Sequoia Logistica e Transportes S.A.	25,000	71,196
	Suzanno Papel E Celul*	5,800	58,000
	Vale S.A. ADR	40,300	562,185
			6,688,020

4.94%	CHILE
	AES Andes S.A.*	963,467	113,397
	Banco DE Credito Inversion	3,275	119,660
	Cencosud SA*	70,000	135,484
	Colbun SA*	600,000	97,318
	Itau Corpbanca*	56,671,072	139,137

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedSeptember 30, 2021 (unaudited)

		Shares	Fair Value
	SMU SA	1,388,000	$141,862
	Sociedad Mariz Saam SA*	637,337	44,323
			791,181

5.34%	COLOMBIA
	Bancolombia SA	8,950	309,849
	Celsia SA E.S.P.	42,000	46,630
	Cementos Argos SA	102,462	158,570
	Grupo Aval Acciones SA-PF	341,000	100,175
	Grupo de Inversiones Suramericana	21,851	122,761
	Grupo Nutresa SA	20,500	116,570
			854,555

0.65%	ISRAEL
	Ironsource LTD-A*	9,500	103,265

4.92%	MEXICO
	America Movil SAB	105,000	93,072
	Fibra Uno Administracion S.A. de C.V.	97,500	111,117
	Fomento Economico Mexicano S.A.B. de C.V. ADR	22,952	199,405
	Grupo Aeropotaurio Del Sureste S.A.B.	5,647	105,494
	Grumma, S.A.B. de C.V.	8,681	99,372
	Industrias Bachoco SA de CV	21,300	78,198
	Macquarie Mexico Real Estate Management	84,000	100,744
			787,402

9.21%	PERU
	Alicorp S.A.A.	142,155	178,790
	Banco BBVA Peru SA*	126,329	53,471
	Cementos Pacasmayo S.A.A.	70,000	76,188
	Creditcorp LTD*	5,760	639,014
	Ferreyros SA*	268,133	109,601
	Inretail Peru Corp.	4,729	157,949
	Intercorp Financial Services	7,599	169,686
	Sociedad Minera Cerro Verde S.A.A.*	5,200	89,440
			1,474,139

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedSeptember 30, 2021 (unaudited)

		Shares	Fair Value
0.03%	SPAIN
	Banco Santander S.A. ADR	1,272	$4,605

6.70%	UNITED STATES
	Applovin Corp - Class A*	720	52,106
	Comcast Corp.*	1,800	100,674
	Conduent Inc.*	14,000	92,260
	Doximity, Inc, Class A*	1,000	80,700
	Gan Ltd	8,000	118,960
	PayPal Holdings Inc.*	500	130,105
	Smartsheet Inc. - Class A*	1,700	116,994
	Target Corp.*	410	93,796
	TPG Pace Beneficial Finance Corp. Class A	2,700	28,485
	Union Pacific Corp.*	740	145,047
	Veeva Systems Inc. - Class A*	390	112,386
			1,071,513

75.69%	TOTAL COMMON STOCKS		12,113,128
	(Cost: $12,131,982)

12.18%	MONEY MARKET FUNDS
	Morgan Stanley Institutional Liquidity Fund - Institutional Class 0.03%**	1,949,400	1,949,400
	(Cost: $1,949,400)

99.22%	TOTAL INVESTMENTS
	(Cost: $16,111,197)		15,879,848
0.78%	Other assets, net of liabilities		123,190
100.00%	NET ASSETS		$16,003,038

*Non-income producing

**Effective 7 day yield as of September 30, 2021

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Statement of Assets and Liabilities September 30, 2021 (unaudited)

ASSETS
Investments at fair value (identified cost of $16,111,197) (Note 1)	$15,879,848
Cash	15,742
Dividends and interest receivable	109,005
Prepaid expenses	35,731
Other Assets	12,577
TOTAL ASSETS	16,052,903

LIABILITIES
Payable for investments purchased	32,685
Accrued advisory fees	2,754
Accrued 12b-1 fees	3,752
Accrued accounting fees	4,626
Accrued transfer agent fees	1,124
Other accrued expenses	4,925
TOTAL LIABILITIES	49,866
NET ASSETS	$16,003,037

Net Assets Consist of:
Paid-in-capital applicable to 1,933,599 no par value shares of beneficial interest outstanding, unlimited shares authorized	$16,325,162
Distributable earnings (deficit)	(322,125)
Net Assets	$16,003,037

NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$16,003,037
Shares Outstanding	1,933,599
Net Asset Value and Redemption Price Per Share	$8.28
Maximum Offering Price Per Share*	$8.72
Redemption Price Per Share**	$8.11

*Includes maximum offering price per share with sales charge of 5.00%

**Redemption Price Per Share of 2% on the proceeds redeemed within 60 days of purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Statement of OperationsSix months ended
September 30, 2021 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $17,273)	$360,632
Interest	73,135
Miscellaneous income (loss)	11,898
Total investment income	445,665

EXPENSES
Investment management fees (Note 2)	90,718
12b-1 fees (Note 2)	20,614
Recordkeeping and administrative services (Note 2)	23,161
Accounting fees	23,995
Custody fees	12,398
Transfer agent fees (Note 2)	9,245
Professional fees	17,115
Filing and registration fees	1,463
Trustee fees	4,216
Compliance fees	3,770
Shareholder reports	8,151
Insurance	1,320
Proxy expense	6,675
Other	6,532
Total expenses	229,373
Management fee waivers (Note 2)	(61,879)
Net Expenses	167,494
Net investment income (loss)	278,171

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	291,072
Net realized gain (loss) on foreign currency transactions	(5,504)
Total net realized gain (loss)	285,568
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(235,512)
Total net increase (decrease) in unrealized appreciation (depreciation)	(235,512)
Net realized and unrealized gain (loss) on investments	50,056

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$328,227

OTG Latin America Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended September 30, 2021 (unaudited)	Year ended March 31, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$278,171	$86,570
Net realized gain (loss) on investments, short positions, options written and foreign currency transactions	285,568	278,087
Net increase (decrease) in unrealized appreciation (depreciation) of investments, and foreign currencies	(235,512)	3,978,966
Increase (decrease) in net assets from operations	328,227	4,343,623

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	(116,518)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	—	4,500,032
Distributions reinvested	—	116,518
Increase (decrease) in net assets from capital stock transactions	—	4,616,550

NET ASSETS
Increase (decrease) during period	328,227	8,843,655
Beginning of period	15,674,810	6,831,155
End of period	$16,003,037	$15,674,810

This page intentionally left blank.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Financial Highlights

OTG Latin America Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Class A
	Six months ended September 30, 2021 (unaudited)		Year ended March 31, 2021	Period May 8, 2019* to March 31, 2020
Net asset value, beginning of period	$8.11		$5.83	$10.00
Investment activities
Net investment income (loss)(1)	0.14		0.05	0.12
Net realized and unrealized gain (loss) on investments	0.03		2.29	(4.15)
Total from investment activities	0.17		2.34	(4.03)
Distributions
Net investment income	—		(0.06)	(0.11)
Net realized gain	—		—	(0.03)
Total distributions	—		(0.06)	(0.14)
Net asset value, end of period	$8.28		$8.11	$5.83
Total Return	2.10	%***	40.12%	(40.90	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.78	%(A)	2.93%	3.46	%(A)**
Expenses, net of waivers	2.03%		2.07%	2.17	%**
Net investment income (loss)	3.37%		0.64%	1.45	%**
Portfolio turnover rate	24.46	%***	250.37%	296.18	%***
Net assets, end of period (000’s)	$16,003		$15,675	$6,831

(1)Per share amounts calculated using the average share method.

(A)Ratio of total expenses before management fee waivers, excluding proxy costs, would have been 2.70% for the six months ended September 30, 2021, 2.81% for the year ended March 31, 2021 and 3.24% for the period May 8, 2019* to March 31, 2020.

*Commencement of operations.

**Annualized

***Not annualized

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements September 30, 2021 (unaudited)

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The OTG Latin America Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management company. The Fund commenced operations on May 8, 2019. The Fund offers Class A and Class C shares. As of September 30, 2021, the Fund had no Class C shares outstanding.

The investment objective of the Fund is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in conjunction with the Fund’s investment adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$1,817,320	$—	$1,817,320
Common Stocks	12,113,128	—	—	12,113,128
Short Term Investments	1,949,400	—	—	1,949,400
	$14,062,528	$1,817,320	$—	$15,879,848

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2021, there were no such reclassifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund may engage in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs.

At September 30, 2021, the Fund held no securities sold short.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

For the period ended September 30, 2021 the Fund held no derivatives.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment adviser, Strategic Asset Management, Ltd (“SAM”), provides investment services for an annual fee of 1.10% of average daily net assets of the Fund.

SAM earned and waived management fees and reimbursed Fund expenses for the six months ended September 30, 2021 as follows:

Management Fee Earned	Management Fee Waived	Expenses Reimbursed
$90,718	$61,879	$ —

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

SAM has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the average daily net assets of the Fund. This agreement is in effect until July 31, 2022. Each waiver or reimbursement of an expense by SAM is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amounts of recoverable reimbursements as of September 30, 2021 are as follows:

Recoverable Waivers and/or Reimbursements and Expiration Date
2023	2024	2025	Total
$126,953	$116,742	$28,839	$272,534

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Class A shares in consideration for distribution related services.

The Fund has adopted a shareholder services plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders. There were no shareholder service fees for the six months ended September 30, 2021.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

For the six months ended September 30, 2021, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$20,614

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent, and effective August 30, 2021 CFS acts as the accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended September 30, 2021, the following fees were paid by the Fund to CFS:

Administration	Transfer Agent	Fund Accounting
$20,537	$ 7,065	$1,177

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 –	INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2021, were as follows:

Purchases	Sales
$ 9,611,716	$ 9,152,003
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

The tax character of distributions paid during the six months ended September 30, 2021 and the year ended March 31, 2021 were as follows:

	Six months ended September 30, 2021 (unaudited)	Year ended March 31, 2021
Distributions paid from:
Ordinary income	$—	$116,518

As of September 30, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed net investment income (loss)	$264,794
Other losses	(354,606)
Net unrealized appreciation (depreciation) on investments	(232,313)
$(322,125)

The cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$16,083,453	$1,345,030	$(1,577,343)	$(232,313)
NOTE 5 –	TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six months ended September 30, 2021 (unaudited)	Year ended March 31, 2021
Shares sold	—	748,757
Shares reinvested	—	14,021
Net increase (decrease)	—	762,778
NOTE 6 –	RISKS AND BORROWINGS

The Fund may engage in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchased with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than if leverage had not been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. During the six months ended September 30, 2021, the Fund had no borrowings.

NOTE 7 –	ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended September 30, 2021, there were no borrowings.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2021 (unaudited)

NOTE 8 –	RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

NOTE 9 –	SUBSEQUENT EVENTS

Effective December 1, 2021, the Fund’s Distributor is Foreside Fund Services, LLC.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

OTG LATIN AMERICA FUND

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short-term and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Adviser as the Fund’s Liquidity Risk Management Administrator. The Adviser has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program over the 12 months ended November 30, 2020 in order to prepare a written report to the Board of Trustees for consideration at its meeting held on May 26, 2021. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT

OTG LATIN AMERICA FUND

Supplemental Information (unaudited) - continued

PRIVACY NOTICE

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of the semi-annual report.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2021, and held for the period ended September 30, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Annualized Expense Ratio	Expenses Paid During the Year Ended* (9/30/21)
Class A Actual	$1,000.00	$1,010.48	2.07%	$10.43
Class A Hypothetical**	$1,000.00	$1,014.65	2.07%	$10.45

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

Investment Adviser:

Strategic Asset Management, Ltd.
Calle Ayacucho No. 277
La Paz, Bolivia

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent and Administrator:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:

UMB Bank
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

ITEM 2.

CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.

EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 7, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 7, 2021

* Print the name and title of each signing officer under his or her signature.